Share Options	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE OPTIONS

NOTE 5 — SHARE OPTIONS

On January 11, 2015, the Company’s Board of Directors approved and adopted the 2015 Share Incentive Plan (the “Plan”), pursuant to which the Company’s Board of Directors may award share options to purchase the Company’s Ordinary Shares as well as restricted shares, RSUs and other share-based awards to designated participants. Subject to the terms and conditions of the Plan, the Company’s Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designate participants; (ii) the terms and provisions of the respective award agreements, including, but not limited to, the number of options to be granted to each optionee, the number of shares to be covered by each option, provisions concerning the time and the extent to which the options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the fair market value of the shares covered by each award; (iv) make an election as to the type of approved 102 Option under Israeli tax law; (v) designate the type of award; (vi) take any measures, and to take actions, as deemed necessary or advisable for the administration and implementation of the Plan; (vii) interpret the provisions of the Plan and to amend from time to time the terms of the Plan.

The Plan permits the grant of up to 2,069,280 share Ordinary Shares subject to adjustments set in the Plan. As of June 30, 2023, considering the effect of previously exercised share options, there were 339,086 Ordinary Shares available for future issuance under the Plan.

The following table presents the Company’s share option activity for employees and members of the Board of Directors of the Company under the Plan for the periods of six months ended June 30, 2023 and 2022:

	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Granted	88,800	3.67	9.70	—
Exercised	(18,448)	—	—	—
Forfeited or expired	(72,357)	1.96	—	—
Outstanding as of June 30, 2023 (unaudited)	1,568,986	1.88	4.85	1,475
Exercisable as of June 30, 2023 (unaudited)	1,096,887	1.75	3.09	1,174
	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2021	1,367,168	1.75	5.72	9,365
Forfeited or expired	(15,360)	—	—	—
Outstanding as of June 30, 2022 (unaudited)	1,351,808	1.75	5.29	9,260
Exercisable as of June 30, 2022 (unaudited)	1,000,864	1.65	4.18	6,956

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the estimated fair value of the Company’s ordinary shares on the last day of the second quarter of each of the applicable reporting periods and the exercise price, multiplied by the number of in-the-money share options) that would have been received by the share option holders had all option holders exercised their share options on June 30 of each of the applicable reporting periods. This amount is impacted by the changes in the fair market value of the Company’s ordinary share.

The outstanding share options as of June 30, 2023 have been separated into ranges of exercise prices, as follows:

Exercise price	Share options outstanding as of June 30, 2023	Weighted average remaining contractual term (years)	Share options exercisable as of June 30, 2023	Weighted average remaining contractual term (years)
	Unaudited

—	152,640	0.54	152,640	0.54
1.14	219,840	0.91	219,840	0.91
1.67	43,200	1.71	43,200	1.71
1.74	12,800	9.81	—	—
1.83	907,579	6.41	532,008	4.71
3.20	28,127	7.30	14,063	6.44
3.79	60,000	1.09	60,000	1.09
4.00	76,000	9.68	6,336	9.68
4.17	28,800	2.54	28,800	2.54
5.12	40,000	6.04	40,000	6.04
	1,568,986		1,096,887

The weighted average grant date fair value of share options granted during the period of six months ended June 30, 2023, was $2.07 per share option, respectively.

During the periods of six months ended June 30, 2023, 18,448 share options were exercised for a total amount of $28. As of June 30, 2023, the shares have been issued yet.

The following table presents the assumptions used to estimate the fair values of the share options granted in the reported periods presented:

	Six-month period ended June 30,
	2023	2022
Volatility (%)	61.4%	—
Risk-free interest rate (%)	3.7% – 4.3%	—
Dividend yield (%)	—	—
Expected life (years)	6.25	—
Exercise price ($)	1.74 – 4.00	—
Share price ($)	1.74 – 3.73	—

As of June 30, 2023, there was $973 of unrecognized compensation expense related to unvested share options. The Company recognizes compensation expense over the requisite service periods, which results in a weighted average period of approximately 1.7 years over which the unrecognized compensation expense is expected to be recognized.

The total compensation cost related to all of the Company’s equity-based awards recognized during the periods of six months ended June 30, 2023 and 2022 was comprised as follows:

	Six-month period ended June 30,
	2023	2022
	Unaudited
Research and development	$122	$71
Sales and marketing	14	27
General and administrative	40	14
	$176	$112

NOTE 12 — SHARE OPTIONS

Share option plan:

On January 11, 2015, the Company’s Board of Directors approved and adopted the 2015 Share Incentive Plan (the “Plan”), pursuant to which the Company’s Board of Directors may award share options to purchase the Company’s Ordinary Shares as well as restricted shares, RSUs and other share-based awards to designated participants. Subject to the terms and conditions of the Plan, the Company’s Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designate participants; (ii) the terms and provisions of the respective award agreements, including, but not limited to, the number of share options to be granted to each optionee, the number of shares to be covered by each share option, provisions concerning the time and the extent to which the share options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the fair market value of the shares covered by each award; (iv) make an election as to the type of approved 102 Option under Israeli tax law; (v) designate the type of share options; (vi) take any measures, and to take actions, as deemed necessary or advisable for the administration and implementation of the Plan; (vii) interpret the provisions of the Plan and to amend from time to time the terms of the Plan.

The Plan permits the grant of up to 2,069,280 share Ordinary Shares subject to adjustments set in the Plan. As of December 31, 2022, considering the effect of previously exercised share options, there were 355,530 Ordinary Shares available for future issuance under the Plan.

The following table presents the Company’s share option activity for employees and members of the Board of Directors of the Company under the Plan for the years ended December 31, 2022, 2021 and 2020:

	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2019	1,291,810	1.65	5.94	194
Granted	353,960	1.80	9.35
Exercised	(9,800)	1.15	—
Forfeited or expired	(381,970)	1.75	—
Outstanding as of December 31, 2020	1,254,000	1.70	6.12	125
Exercisable as of December 31, 2020	839,665	1.50	4.73	252
	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2020	1,254,000	1.70	6.12	125
Granted	214,688	2.05	9.64
Forfeited or expired	(101,520)	1.80	—
Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Exercisable as of December 31, 2021	927,988	1.60	4.25	3,429
	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Granted	286,875	1.83
Forfeited or expired	(83,052)	1.45	—
Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Exercisable as of December 31, 2022	1,048,297	1.70	3.2	1,677

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of each of the applicable reported period and the exercise price, multiplied by the number of in-the-money share options) that would have been received by the share option holders had all share options holders exercised their share options on December 31 of each of the reported period. This amount is impacted by the changes in the fair market value of the Company’s Ordinary Share.

The outstanding and exercisable share options as of December 31, 2022 have been separated into ranges of exercise prices, as follows:

Exercise price	Share options outstanding as of December 31, 2022	Weighted average remaining contractual term (years)	Share options exercisable as of December 31, 2022	Weighted average remaining contractual term (years)
$		$		$
0.00	152,640	2.42	152,640	1.03
1.14	228,480	1.39	228,480	1.39
1.67	43,200	2.21	43,200	2.21
1.83	982,870	6.75	489,239	4.70
3.2	35,001	6.45	10,938	6.45
3.79	60,000	1.59	60,000	1.59
4.17	28,800	3.03	28,800	3.03
5.12	40,000	6.54	35,000	6.54
	1,570,991		1,048,297

The weighted average grant date fair value of share options granted during the years ended December 31, 2022, 2021 and 2020 was $0.51, $0.44 and $0.20 per share option, respectively.

During the years ended December 31, 2022 and 2021, share options have not been exercised into Ordinary Shares. During the year ended December 31, 2020, certain employees exercised 9,800 share options into the same number of Ordinary Shares for total consideration of $11.

The following table presents the assumptions used to estimate the fair values of the share options granted in the reported periods presented:

	Year ended December 31
	2022	2021	2020
Volatility (%)	61.49%	64.75%	61.89% – 61.91%
Risk-free interest rate (%)	3.64% – 3.85%	0.09%	0.03% – 0.04%
Dividend yield (%)	—	—	—
Expected life (years)	6.25	6.25	6.25
Exercise price ($)	1.83	1.80 – 3.20	1.80
Share price ($)	3.30	3.20	1.80

As of December 31, 2022, there was $1,029 of unrecognized compensation expense related to unvested share options. The Company recognizes compensation expense on a straight-line basis over the requisite service periods, which results in a weighted average period of approximately 1.72 years over which the unrecognized compensation expense is expected to be recognized.

The total compensation cost related to all of the Company’s equity-based awards recognized during the years ended December 31, 2022, 2021 and 2020 was comprised as follows:

	Year ended December 31
	2022	2021	2020
Research and development	$144	$94	$60
Sales and marketing	49	45	48
General and administrative	29	18	12
	$222	$157	$120